Organization and Principal Activities (Details) $ / shares in Units, ¥ in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Jun. 03, 2019	Apr. 04, 2019 shares	Mar. 11, 2019 shares	Apr. 29, 2021	Feb. 28, 2018	Mar. 31, 2022 CNY (¥)	Jan. 17, 2022	Dec. 17, 2021	Apr. 29, 2020 shares	Sep. 04, 2019	May 20, 2019 shares	Mar. 05, 2018 shares	Mar. 31, 2017	Sep. 05, 2016
Organization and Principal Activities (Details) [Line Items]
Non-controlling interest (in Yuan Renminbi) | ¥								¥ 17.2
Other comprehensive income (in Yuan Renminbi) | ¥								1.0
Additional paid in capital (in Yuan Renminbi) | ¥								¥ 16.2
Shares issued (in Shares)														100,000
Share transfer (in Shares)					1
Business operations description				On March 5, 2018, Bridgetime issued 100,000 shares to Mr. Wukai Song, changing shareholders’ structure to Mr. Wukai Song owning 90% equity interest, which are controlled by Mr. Bao through an entrust agreement between Mr. Bao and Mr. Wukai Song, and Mr. Yunchuan Li owning 10% of equity interest. On December 5, 2018, Bridgetime approved a board resolution that appointed and registered Mr. Yihuang Chen as a new director. On March 11, 2019, Bridgetime approved a board resolution that transferred 1 share of Do Mobile to Mr. Yihuang Chen and made him nominal shareholder of Do Mobile, removed Mr. Yunchuan Li as the director of Bridgetime and authorized representative of Do Mobile, and appointed Mr. Wukai Song as the authorized representative of Do Mobile. On April 4, 2019, Bridgetime approved a board resolution that forfeited 15,000 shares held by Mr. Yunchuan Li, cancelled those shares accordingly and amended Bridgetime’s memorandum of association that changed authorized shares from 150,000 to 135,000 at a par value of US$1.00 which was accounted as a cancellation of non-controlling interest in the consolidated statements of shareholders’ equity. After this, Mr. WuKai Song owned 100% of equity interest of Bridgetime, which are controlled by Mr. Bao through an entrust agreement between Mr. Bao and Mr. Wukai Song. On May 23, 2019, Bridgetime approved a board resolution that transferred 135,000 ordinary shares owning by Mr. Wukai Song to UTime Limited. Since inception, Bridgetime has only made nominal investments into Do Mobile and no substantial business operations have occurred.
Share forfeitures (in Shares)				15,000
Share subscription agreement			On June 3, 2019, the Company entered into a share subscription agreement with HMercury Capital Limited, a company that was incorporated under the laws of the BVI and controlled by Mr. He. HMercury Capital Limited purchased an aggregation of 377,514 ordinary shares. On the same day, the Company approved a board resolution for issuance of 377,514 ordinary shares at par value US$0.0001 to HMercury Capital Limited based on the share subscription agreement. As a result, Grandsky Phoenix Limited and HMercury Capital Limited own 96.95% and 3.05% of equity interest of the Company.
Repurchase of shares (in Shares)											7,620,000
Ordinary shares (in Shares)											239,721
Ordinary shares repurchased description						Before and after the repurchase of ordinary shares, Mr. Bao, through Grandsky Phoenix Limited, and Mr. He, through HMercury Capital Limited, own 96.95% and 3.05% of our issued and outstanding ordinary shares, respectively. The Company considers this repurchase of ordinary shares was part of the Company’s recapitalization to result in 4,517,793 ordinary shares issued and outstanding prior to completion of its IPO. The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Technical consultation service agreement description								Pursuant to the exclusive technical consultation and service agreement entered into between UTime WFOE and the VIE, dated on March 19, 2019, UTime WFOE has the exclusive right to provide or designate any entity to provide the VIE business support, technical and consulting services. The VIE agrees to pay UTime WFOE (i) the service fees equal to the sum of 100% of the net income of the VIE of that year or such other amount otherwise agreed by UTime WFOE and the VIE; and (ii) service fee otherwise confirmed by UTime WFOE and the VIE for specific technical services and consulting services provided by UTime WFOE in accordance with the VIE’s requirement from time to time.
Equity interests percentage								25.00%				100.00%
Gross proceeds (in Dollars) | $		$ 15.0
Equity interest rate									85.00%	51.00%
Mr. Bao [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage								96.95%					100.00%		52.00%
Mr Zhou [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage															28.00%
Mr Tang [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage															20.00%
Mr. Wukai Song [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage														90.00%		70.00%
Mr. Yunchuan Li [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage														10.00%		30.00%
Mr. He [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage								3.05%
IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary share (in Shares)	3,750,000	3,750,000
Price per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds (in Dollars) | $		$ 15.0
Net proceeds	¥ 88.2	$ 13.9
Mr. Bao [Member]
Organization and Principal Activities (Details) [Line Items]
Shares issued (in Shares)													12,000,000
Mr. Bao [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest description							In February 2018, Mr. Bao acquired 28% and 20% equity interests of UTime SZ from Mr. Zhou and Mr. Tang, respectively, with the total consideration of RMB9.6 million in cash through his private fund.